CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 951,148	¥ 896,039
Restricted Cash	115,870	135,126
Cash, Cash Equivalents and Restricted Cash	¥ 1,067,018	¥ 1,031,165